Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001767042
Registrant Name	Kodiak Gas Services, Inc.
Registration File Number	333-295847
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES